Credit Facilities - Summary of Company's Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Finance Cost [abstract]
Average principal outstanding during period	$ 1,099,846	$ 1,005,222
Average effective interest rate during period	4.07%	3.57%
Total interest expense incurred during period	$ 44,767	$ 35,839
Costs related to undrawn credit facilities	3,834	3,707
Interest expense—lease liabilities	175
Letters of guarantee	(46)	1,641
Total finance costs	$ 48,730	$ 41,187